Total
02.28 VIP International Index Portfolio_Initial, Service Class, Service 2 PRO-04 | International Index Portfolio
Fund Summary Fund/Class:<br/>VIP International Index Portfolio/Initial Class, Service Class, Service Class 2
Investment Objective
The fund seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets.
Fee Table

The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.

Fees
Shareholder Fees {- International Index Portfolio}	02.28 VIP International Index Portfolio_Initial, Service Class, Service 2 PRO-04 International Index Portfolio USD ($)
(fees paid directly from your investment)

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- International Index Portfolio} - 02.28 VIP International Index Portfolio_Initial, Service Class, Service 2 PRO-04 - International Index Portfolio	Initial Class	Service Class	Service Class 2
Management fee	0.11%	0.11%	0.11%
Distribution and/or Service (12b-1) fees	none	0.10%	0.25%
Other expenses	0.06%	0.06%	0.06%
Total annual operating expenses	0.17%	0.27%	0.42%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Sell All Shares
Expense Example {- International Index Portfolio} - 02.28 VIP International Index Portfolio_Initial, Service Class, Service 2 PRO-04 - International Index Portfolio - USD ($)	Initial Class	Service Class	Service Class 2
1 year	$ 17	$ 28	$ 43
3 years	55	87	135
5 years	96	152	235
10 years	$ 217	$ 343	$ 530

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 4% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing at least 80% of assets in securities included in the Fidelity Global ex U.S. Index℠ and in depository receipts representing securities included in the index. The Fidelity Global ex U.S. Index℠ is a float-adjusted market capitalization-weighted index designed to reflect the performance of non-U.S. large- and mid-cap stocks.
  Using statistical sampling techniques based on such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, earnings growth, country weightings, and the effect of foreign taxes to attempt to replicate the returns of the Fidelity Global ex U.S. Index℠.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Foreign and Emerging Market Risk. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
  Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
  Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund will be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
  Securities Lending Risk. Securities lending involves the risk that the borrower may fail to return the securities loaned in a timely manner or at all. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral.

You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the performance of the fund's shares over the past year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.

Performance history will be available for Service Class after Service Class has been in operation for one calendar year.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	10.06%	March 31, 2019
Lowest Quarter Return	-1.36%	September 30, 2019

Average Annual Returns
For the periods ended December 31, 2019
Average Annual Total Returns{- International Index Portfolio} - 02.28 VIP International Index Portfolio_Initial, Service Class, Service 2 PRO-04 - International Index Portfolio	Past 1 year	Since Inception [1]	Inception Date
Initial Class | Return Before Taxes	21.53%	2.30%	Apr. 17, 2018
Service Class 2 | Return Before Taxes	21.16%	2.06%	Apr. 17, 2018
Fidelity Global ex U.S. Index℠(reflects no deduction for fees, expenses, or taxes)	22.07%	2.84%
[1]	From April 17, 2018 for Initial Class and Service Class 2.